Basis of preparation - Impact of the adoption of IFRS 9 and IFRS 15 (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Impact of the adoption of IRFS 9 and IFRS 15
Undiscounted operating lease commitments			€ 9,694
Operating lease costs			3,788
Non-current assets
Goodwill	€ 23,316		26,734	€ 26,734
Other intangible assets	16,419		16,523	16,523
Plant, property and equipment	27,082		28,325	28,325
Investments in associates and joint ventures	4,282		2,538	2,765
Other investments	1,158		3,204	3,192
Deferred tax assets	24,425		26,200	25,543
Post employment benefits	151		110	110
Trade and other receivables	4,847		4,026	4,856
Contract assets	661		350	843
Trade receivables	538		435	421
Deferred acquisition costs	336			340
Fulfilment costs	10			11
Total non-current assets	101,680		107,660	108,048
Current assets
Inventory	777		581	620
Taxation recoverable	115		106	106
Trade and other receivables	13,399		9,975	12,110
Contract assets	3,793		2,257	3,408
Trade receivables	5,469		4,967	4,811
Deferred acquisition costs	1,066			1,097
Fulfilment costs	43			43
Other investments	10,969		8,795	8,795
Cash and cash equivalents	6,962		4,674	4,674
Total current assets	32,222		24,131	26,305
Assets held for sale			13,820	13,820
Non-current liabilities	(242)
Total assets	133,660		145,611	148,173
Equity
Called up share capital	4,796		4,796	4,796
Additional paid-in capital	150,307		150,197	150,197
Treasury shares	(8,380)		(8,463)	(8,463)
Accumulated losses	(115,434)		(106,695)	(104,536)
Accumulated other comprehensive income	29,160		27,805	27,832
Total attributable to owners of the parent	60,449		67,640	69,826
Non-controlling interests	927		967	1,043
Total non-controlling interests	927		967	1,043
Total equity	61,376	€ 69,686	68,607	70,869	€ 73,719
Non-current liabilities
Long-term borrowings	42,670		32,908	32,908
Deferred tax liabilities	488		644	757
Post employment benefits	303		520	520
Provisions	1,075		1,065	1,065
Trade and other payables	3,188		2,843	2,853
Contract liabilities	561		237	247
Total non-current liabilities	47,724		37,980	38,103
Current liabilities
Short-term borrowings	5,502		8,513	8,513
Financial liabilities under put option arrangements	1,874		1,838	1,838
Taxation liabilities	647		541	541
Provisions	884		891	891
Trade and other payables	15,653		16,242	16,419
Contract liabilities	1,833		1,678	1,816
Other payables	1,392		1,346	1,385
Total current liabilities	24,560		28,025	28,202
Liabilities held for sale			10,999	10,999
Total equity and liabilities	133,660		145,611	148,173
Consolidated income statement
Revenue	21,796	23,075
Cost of sales	(15,163)	(16,208)
Gross profit	6,633	6,867
Selling and distribution expenses	(1,907)	(1,987)
Administrative expenses	(2,781)	(2,770)
Share of results of equity accounted associates and joint ventures	(430)	(58)
Impairment losses	(3,495)
Other income and expense	(91)	(44)
Operating (loss)/profit	(2,071)	2,008
Non-operating income and expense	(3)	(1)
Investment income	184	333
Finance costs	(999)	(181)
(Loss)/profit before taxation	(2,889)	2,159
Income tax expense	(1,409)	(579)
(Loss)/profit for the financial period from continuing operations	(4,298)	1,580
Loss for the financial period from discontinued operations	(3,535)	(345)
(Loss)/profit for the financial period	(7,833)	1,235
Attributable to:
Owners of the parent	(7,965)	1,131
Non-controlling interests	132	104
(Loss)/profit for the financial period	€ (7,833)	€ 1,235
Earnings/(loss) per share
Basic - From continuing operations (in eurocents per share)	€ (16.13)	€ 5.26
Diluted - From continuing operations (in eurocents per share)	(16.13)	5.25
Basic - Total Group (in eurocents per share)	(29.00)	4.03
Diluted - Total Group (in eurocents per share)	€ (29.00)	€ 4.02
Impact of adoption of IFRS 9
Non-current assets
Other investments				(12)
Deferred tax assets				50
Trade and other receivables				(21)
Contract assets				(7)
Trade receivables				(14)
Total non-current assets				17
Current assets
Trade and other receivables				(220)
Contract assets				(64)
Trade receivables				(156)
Total current assets				(220)
Total assets				(203)
Equity
Accumulated losses				(224)
Accumulated other comprehensive income				27
Total attributable to owners of the parent				(197)
Non-controlling interests				(5)
Total non-controlling interests				(5)
Total equity				(202)
Non-current liabilities
Deferred tax liabilities (adjustment)				(1)
Current liabilities
Total equity and liabilities				(203)
Impact of adoption of IFRS 15
Non-current assets
Goodwill	€ 411
Investments in associates and joint ventures	(164)			227
Deferred tax assets	573
Deferred tax assets (adjustment)				(707)
Trade and other receivables	(655)			851
Contract assets	(309)			500
Deferred acquisition costs	(336)			340
Fulfilment costs	(10)			11
Total non-current assets	165			371
Current assets
Inventory	(37)			39
Taxation recoverable	1
Trade and other receivables	(2,322)			2,355
Contract assets	(1,213)			1,215
Deferred acquisition costs	(1,066)			1,097
Fulfilment costs	(43)			43
Total current assets	(2,359)			2,394
Non-current liabilities	(15)
Total assets	(2,209)			2,765
Equity
Accumulated losses	(1,840)			2,383
Accumulated other comprehensive income	40
Total attributable to owners of the parent	(1,800)			2,383
Non-controlling interests	(72)			81
Total non-controlling interests	(72)			81
Total equity	(1,872)			2,464
Non-current liabilities
Deferred tax liabilities				114
Trade and other payables	(28)			10
Contract liabilities	(28)			10
Total non-current liabilities	(131)			124
Current liabilities
Taxation liabilities	(9)
Trade and other payables	(197)			177
Contract liabilities	(158)			138
Other payables	(39)			39
Total current liabilities	(206)			177
Total equity and liabilities	(2,209)			€ 2,765
Consolidated income statement
Revenue	749
Cost of sales	(637)
Gross profit	112
Administrative expenses	95
Share of results of equity accounted associates and joint ventures	48
Impairment losses	405
Operating (loss)/profit	660
(Loss)/profit before taxation	660
Income tax expense	(117)
(Loss)/profit for the financial period from continuing operations	543
(Loss)/profit for the financial period	543
Attributable to:
(Loss)/profit for the financial period	€ 543
Earnings/(loss) per share
Basic - From continuing operations (in eurocents per share)	€ 1.98
Diluted - From continuing operations (in eurocents per share)	1.98
Basic - Total Group (in eurocents per share)	1.98
Diluted - Total Group (in eurocents per share)	€ 1.98
Previously stated
Non-current assets
Goodwill	€ 23,727
Other intangible assets	16,419
Plant, property and equipment	27,082
Investments in associates and joint ventures	4,118
Other investments	1,158
Deferred tax assets	24,998
Post employment benefits	151
Trade and other receivables	4,192
Contract assets	352
Trade receivables	538
Total non-current assets	101,845
Current assets
Inventory	740
Taxation recoverable	115
Trade and other receivables	11,077
Contract assets	2,580
Trade receivables	5,469
Other investments	10,969
Cash and cash equivalents	6,962
Total current assets	29,863
Non-current liabilities	(257)
Total assets	131,451
Equity
Called up share capital	4,796
Additional paid-in capital	150,307
Treasury shares	(8,380)
Accumulated losses	(117,274)
Accumulated other comprehensive income	29,200
Total attributable to owners of the parent	58,649
Non-controlling interests	855
Total non-controlling interests	855
Total equity	59,504		€ 68,607
Non-current liabilities
Long-term borrowings	42,670
Post employment benefits	303
Provisions	1,075
Trade and other payables	3,160
Contract liabilities	533
Total non-current liabilities	47,593
Current liabilities
Short-term borrowings	5,502
Financial liabilities under put option arrangements	1,874
Taxation liabilities	638
Provisions	884
Trade and other payables	15,456
Contract liabilities	1,675
Other payables	1,353
Total current liabilities	24,354
Total equity and liabilities	131,451
Consolidated income statement
Revenue	22,545
Cost of sales	(15,800)
Gross profit	6,745
Selling and distribution expenses	(1,907)
Administrative expenses	(2,686)
Share of results of equity accounted associates and joint ventures	(382)
Impairment losses	(3,090)
Other income and expense	(91)
Operating (loss)/profit	(1,411)
Non-operating income and expense	(3)
Investment income	184
Finance costs	(999)
(Loss)/profit before taxation	(2,229)
Income tax expense	(1,526)
(Loss)/profit for the financial period from continuing operations	(3,755)
Loss for the financial period from discontinued operations	(3,535)
(Loss)/profit for the financial period	(7,290)
Attributable to:
(Loss)/profit for the financial period	€ (7,290)
Earnings/(loss) per share
Basic - From continuing operations (in eurocents per share)	€ (14.15)
Diluted - From continuing operations (in eurocents per share)	(14.15)
Basic - Total Group (in eurocents per share)	(27.02)
Diluted - Total Group (in eurocents per share)	€ (27.02)